Investment in associates (Details Narrative) - ARS ($)		1 Months Ended		12 Months Ended
	Dec. 19, 2024	Dec. 31, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Dividends received		$ 3,011,301,000	$ 26,741,152,000
Direct participation amount				$ 59,699,292,000	$ 21,218,364,000	$ 17,519,590,000
Inversora De Gas Del Centro S A [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage		42.31%			42.31%
Distribuidora De Gas Del Centro S A [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage		17.20%			17.20%
D G C E [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage	17.20%	40.59%			40.59%
Direct participation amount	$ 41,946,463
D G C U [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage		21.58%			21.58%
Ecogas [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage	26.17%
Cash				$ 305,000,000			$ 305,000,000
Transportadora De Gas Del Mercosur S. A. [Member]
IfrsStatementLineItems [Line Items]
Interest rate				20.00%